ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Par/ Shares	Value
(Cost and value in $000s)

ARGENTINA 8.8%
Government Bonds 8.8%
City of Buenos Aires, 7.875%, 4/11/11 (USD)	225,000	220
City of Buenos Aires, 9.375%, 9/14/18 (USD)	100,000	87
City of Buenos Aires, STEP, 9.50%, 5/28/08	225,000	39
Republic of Argentina, 7.00%, 10/3/15 (USD)	1,620,000	1,330
Republic of Argentina, 7.00%, 4/17/17 (USD)	650,000	525
Republic of Argentina, 8.28%, 12/31/33 (USD)	116,096	106
Republic of Argentina, FRN, 0.63%, 12/31/38	1,080,000	149
Republic of Argentina, FRN, 2.79%, 12/31/33	205,397	79
Total Argentina (Cost $2,847)		2,535
BRAZIL 18.2%
Government Bonds 18.2%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	965,000	837
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	1,500,000	779
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	1,014,000	518
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	200,000	100
Federal Republic of Brazil, 6.00%, 1/17/17 (USD)	700,000	708
Federal Republic of Brazil, 7.125%, 1/20/37 (USD)	100,000	112
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	400,000	513
Federal Republic of Brazil, 8.875%, 10/14/19 (USD)	1,000,000	1,250
Federal Republic of Brazil, 10.125%, 5/15/27 (USD)	200,000	291
Federal Republic of Brazil, 11.00%, 8/17/40 (USD)	125,000	167
Total Brazil (Cost $4,966)		5,275
COLOMBIA 3.3%
Corporate Bonds 0.5%
Distrito Capital de Bogota, 9.75%, 7/26/28	290,000,000	138
		138
Government Bonds 2.8%
Republic of Colombia, 7.375%, 1/27/17 (USD)	345,000	376
Republic of Colombia, 7.375%, 9/18/37 (USD)	390,000	429
		805
Total Colombia (Cost $932)		943

ECUADOR 1.3%
Government Bonds 1.3%
Republic of Ecuador, FRN, 10.00%, 8/15/30 (USD)	400,000	371
Total Ecuador (Cost $340)		371

EGYPT 2.1%
Corporate Bonds 0.9%
Orascom Telecom Finance, 7.875%, 2/8/24 (USD)	260,000	247
		247
Government Bonds 1.2%
Government of Egypt, Zero Coupon, 11/20/07	1,250,000	222
Government of Egypt, Zero Coupon, 1/29/08	375,000	66
Government of Egypt, Zero Coupon, 3/18/08	400,000	69
		357
Total Egypt (Cost $608)		604
GHANA 2.1%
Government Bonds 2.1%
Republic of Ghana, 8.50%, 10/4/17 (USD)	600,000	612
Total Ghana (Cost $600)		612
GRENADA 0.5%
Government Bonds 0.5%
Government of Grenada, FRN, 1.00%, 9/15/25	265,000	148
Total Grenada (Cost $153)		148
INDONESIA 4.4%
Government Bonds 4.4%
Republic of Indonesia, 6.625%, 2/17/37 (USD)	650,000	625
Republic of Indonesia, 8.50%, 10/12/35 (USD)	360,000	426
Republic of Indonesia, 9.50%, 6/15/15	1,000,000,000	111
Republic of Indonesia, 10.25%, 7/15/22	1,000,000,000	114
Total Indonesia (Cost $1,307)		1,276

IRAQ 4.5%
Government Bonds 4.5%
Republic of Iraq, 5.80%, 1/15/28 (USD)	2,160,000	1,301
Total Iraq (Cost $1,425)		1,301
JAMAICA 4.3%
Corporate Bonds 1.0%
Air Jamaica Limited, 9.375%, 7/8/15 (USD)	75,000	81
Clarendon Alumina Production, 8.50%, 11/16/21 (USD)	100,000	105
Digicel Limited, 9.25%, 9/1/12 (USD)	100,000	103
		289
Government Bonds 3.3%
Government of Jamaica, 9.00%, 6/2/15 (USD)	225,000	243
Government of Jamaica, 10.625%, 6/20/17 (USD)	600,000	717
		960
Total Jamaica (Cost $1,276)		1,249

LEBANON 1.4%
Corporate Bonds 1.4%
Banque Deu Liban, 10.00%, 4/25/15 (USD)	400,000	414
Total Lebanon (Cost $427)		414

MEXICO 9.1%
Corporate Bonds 3.3%
America Movil, 8.46%, 12/18/36 (1)	1,100,000	99
BBVA Bancomer SA, 6.008%, 5/17/22 (USD)	100,000	97
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD)	565,000	585
Pemex Project Funding Master Trust, STEP
8.625%, 2/1/22 (USD)	125,000	155
Petroleos Mexicanos, 9.91%, 7/16/15	362,000	37
		973
Government Bonds 5.8%
United Mexican States, 6.75%, 9/27/34 (USD)	300,000	327
United Mexican States, 8.00%, 12/19/13	7,785,000	721
United Mexican States, 8.00%, 12/17/15	3,000,000	278
United Mexican States, 8.125%, 12/30/19 (USD)	225,000	274
United Mexican States, 9.00%, 12/22/11	725,000	70
		1,670
Total Mexico (Cost $2,630)		2,643
NIGERIA 0.3%
Government Bonds 0.3%
GTB Finance, 8.50%, 1/29/12 (USD)	100,000	97
Total Nigeria (Cost $96)		97
PHILIPPINES 4.0%
Corporate Bonds 0.7%
National Power, FRN, 9.744%, 8/23/11 (USD) (1)	200,000	220
		220
Government Bonds 3.3%
Republic of Philippines, 7.50%, 9/25/24 (USD)	300,000	331
Republic of Philippines, 7.75%, 1/14/31 (USD)	360,000	400
Republic of Philippines, 10.625%, 3/16/25 (USD)	155,000	218
		949
Total Philippines (Cost $1,177)		1,169

RUSSIA 6.9%
Corporate Bonds 3.2%
Lukoil International Finance, 6.656%, 6/7/22 (USD)	175,000	165
OAO Gazprom, 7.288%, 8/16/37 (USD)	650,000	691
Red Arrow International Leasing, 8.375%, 3/31/12	1,769,201	73
		929
Government Bonds 3.7%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	940,500	1,053
		1,053
Total Russia (Cost $1,967)		1,982
SERBIA 3.4%
Government Bonds 3.4%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	1,030,000	975
Total Serbia (Cost $989)		975
SOUTH AFRICA 2.6%
Government Bonds 2.6%
Republic of South Africa, 5.875%, 5/30/22 (USD)	400,000	396
Republic of South Africa, 6.50%, 6/2/14 (USD)	200,000	210
Republic of South Africa, 13.00%, 8/31/10	900,000	144
Total South Africa (Cost $739)		750
SUPRANATIONAL 0.7%
Government 0.7%
African Development Bank, 9.00%, 5/17/10 (NGN)	9,000,000	74
International Bank for Reconstruction & Development
9.75%, 8/2/10 (ZAR)	900,000	130
Total Supranational (Cost $204)		204
TRINIDAD AND TOBAGO 0.4%
Corporate Bonds 0.4%
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (USD) (2)	120,000	115
Total Trinidad and Tobago (Cost $120)		115
TURKEY 12.3%
Government Bonds 12.3%
Republic of Turkey, 6.875%, 3/17/36 (USD)	1,200,000	1,149
Republic of Turkey, 7.00%, 6/5/20 (USD)	250,000	253
Republic of Turkey, 14.00%, 1/19/11	2,575,000	2,013
Republic of Turkey, 16.00%, 3/7/12	165,000	138
Total Turkey (Cost $3,160)		3,553
URUGUAY 0.3%
Government Bonds 0.3%
Republic of Uruguay, 4.25%, 4/5/27	2,000,000	98
Total Uruguay (Cost $92)		98
VENEZUELA 4.5%
Corporate Bonds 4.5%
Petroleos de Venezuela, 5.25%, 4/12/17 (USD)	1,555,000	1,156
Petroleos de Venezuela, 5.375%, 4/12/27 (USD)	250,000	159
Total Venezuela (Cost $1,421)		1,315
VIETNAM 1.9%
Government Bonds 1.9%
Republic of Vietnam, 6.875%, 1/15/16	525,000	552
Total Vietnam (Cost $560)		552
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	482,012	482
Total Short-Term Investments (Cost $482)		482
Total Investments in Securities
99.0% of Net Assets (Cost $28,518)		$28,663

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $319 and represents 1.1% of net assets.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
BRL	Brazilian real
EUR	Euro
FRN	Floating-Rate Note
IDR	Indonesian Rupiah
MXN	Mexican peso
NGN	Nigerian Naira
RSD	Serbian Dinars
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish lira
USD	U.S. Dollar
VND	Vietnam Dong
ZAR	South African Rand

SWAPS 0.0%	Notional Amount	Value
Credit Default Swaps 0.0%
Serbia 0.0%
Barclays, Protection Sold (Relevant Credit: Republic of Serbia
3.75%, 11/1/24), Receive 1.10%, Pay upon credit default
7/20/12 (USD)	250,000	(6)
Total Swaps (Premium Paid/Received $0)		(6)

Open Forward Currency Exchange Contracts at September 30, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	10/3/07	TRY	125	USD	94	$9
ABN Amro	10/5/07	TRY	175	USD	132	12
ABN Amro	10/5/07	USD	415	TRY	555	(42)
Citibank	2/13/08	VND	5,012,700	USD	310	1
CS First Boston	12/6/07	RSD	24,570	EUR	300	12
JPMorgan Chase	10/3/07	USD	93	TRY	125	(10)
JPMorgan Chase	11/6/07	USD	269	MXN	3,000	(4)
JPMorgan Chase	11/13/07	USD	389	MXN	4,290	(3)
State Street Bank	10/5/07	USD	1,270	TRY	1,700	(132)
State Street Bank	11/30/07	USD	1,603	BRL	3,207	(131)
UBS Securities	10/24/07	INR	3,000,000	USD	328	(1)
UBS Securities	11/30/07	USD	289	MXN	3,227	(5)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(294)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Bond Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $28,518,000. Net unrealized loss aggregated $149,000 at period-end, of which $892,000 related to appreciated investments and $1,041,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $18,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $482,000 and $69,000, respectively.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL BOND FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Par/Shares	Value
(Cost and value in $000s)
ARGENTINA 0.4%
Government Bonds 0.4%
Republic of Argentina, 2.00%, 9/30/14	823,000	263
Total Argentina (Cost $313)		263
AUSTRALIA 0.1%
Corporate Bonds 0.1%
Australia & New Zealand Banking Group, STEP
4.45%, 2/5/15 (EUR)	40,000	56
Total Australia (Cost $53)		56
AUSTRIA 2.7%
Government Bonds 2.7%
Republic of Austria, 4.00%, 7/15/09	1,353,000	1,920
Total Austria (Cost $1,807)		1,920
BELGIUM 2.6%
Corporate Bonds 0.1%
Elia System Operator, 4.75%, 5/13/14	50,000	70
		70
Government Bonds 2.5%
Kingdom of Belgium, 3.00%, 3/28/10	1,039,000	1,440
Kingdom of Belgium, 5.00%, 3/28/35	213,000	316
		1,756
Total Belgium (Cost $1,723)		1,826
BRAZIL 3.6%
Government Bonds 3.6%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	1,360,000	1,179
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	766,000	398
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	943,000	482
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	925,000	463
Total Brazil (Cost $2,468)		2,522
CANADA 2.1%
Corporate Bonds 0.6%
Canada Housing Trust, 4.80%, 6/15/12	450,000	459
		459
Government Bonds 1.5%
Government of Canada, 5.75%, 6/1/33	425,000	510
Province of Ontario, 5.00%, 3/8/14	528,000	542
		1,052
Total Canada (Cost $1,439)		1,511
CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES Finance, 6.25%, 5/17/11 (EUR)	45,000	67
Total Cayman Islands (Cost $63)		67
DENMARK 0.4%
Corporate Bonds 0.1%
Danske Bank, 4.25%, 6/20/16 (EUR)	60,000	81
		81
Government Bonds 0.3%
Kingdom of Denmark, 5.00%, 11/15/13	320,000	63
Kingdom of Denmark, 7.00%, 11/10/24	615,000	150
		213
Total Denmark (Cost $280)		294
FINLAND 0.1%
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	50,000	72
Total Finland (Cost $68)		72
FRANCE 11.4%
Corporate Bonds 0.9%
BNP Paribas, 5.25%, 12/17/12	55,000	79
Casino Guichard, 4.875%, 4/10/14	50,000	68
Credit Agricole, STEP, 5.00%, 6/29/49 (GBP)	90,000	160
France Telecom, 7.25%, 1/28/13	40,000	63
Gie Suez Alliance, 5.125%, 6/24/15	45,000	64
Schneider Electric, 4.50%, 1/17/14	50,000	69
Veolia Environment, 4.875%, 5/28/13	45,000	63
Vivendi Environment, 5.875%, 2/1/12	40,000	58
		624
Government Bonds 10.5%
Government of France, 3.75%, 1/12/12	2,105,000	2,940
Government of France, 5.50%, 4/25/10	2,109,000	3,096
Government of France, 5.50%, 4/25/29	363,000	574
Government of France, 5.75%, 10/25/32	510,000	840
		7,450
Total France (Cost $7,668)		8,074
GERMANY 12.6%
Corporate Bonds 4.1%
Deutsche Bank, 5.125%, 1/31/13	45,000	63
Deutsche Genossenschaft-Hypothekenbank, 4.00%, 10/31/16	1,000,000	1,358
EnBW International Finance, 5.875%, 2/28/12	50,000	74
Eurohypo, 4.50%, 1/21/13	430,000	612
KFW, 4.70%, 6/2/37 (CAD)	269,000	258
KFW, 5.50%, 12/7/15 (GBP)	222,000	452
Linde Group, 4.75%, 4/24/17	50,000	67
		2,884
Government Bonds 8.5%
Bundesrepublic, 3.75%, 7/4/13	318,000	442
Bundesrepublic, 3.75%, 1/4/17	75,000	102
Bundesrepublic, 4.00%, 1/4/37	442,000	570
Bundesrepublic, 4.50%, 1/4/13	1,410,000	2,034
Bundesrepublic, 4.75%, 7/4/34	285,000	414
Bundesrepublic, 5.00%, 1/4/12	1,483,000	2,175
Bundesrepublic, 6.50%, 7/4/27	186,000	329
		6,066
Total Germany (Cost $8,570)		8,950
GREECE 0.3%
Government Bonds 0.3%
Republic of Greece, 5.25%, 5/18/12	155,000	229
Total Greece (Cost $215)		229
HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchinson Whampoa Finance, 5.875%, 7/8/13 (EUR)	30,000	44
Total Hong Kong (Cost $42)		44
IRELAND 2.5%
Corporate Bonds 2.5%
Bank of Ireland, 6.45%, 2/10/10	55,000	81
DEPFA ACS Bank, CMO, 4.375%, 1/15/15	1,000,000	1,401
GE Capital European Funding, 3.50%, 2/14/13	75,000	99
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	100,000	198
Total Ireland (Cost $1,735)		1,779
ITALY 5.0%
Corporate Bonds 0.6%
Banca Intesa, 5.85%, 5/8/14	55,000	79
Banca Monte dei Paschi di Siena, FRN, 4.50%, 9/24/15	50,000	71
Olivetti Finance, 6.875%, 1/24/13	125,000	191
Sanpaolo IMI, 3.75%, 6/9/15	60,000	83
Telecom Italia, FRN, 7.25%, 4/20/11	25,000	38
		462
Government Bonds 4.4%
Republic of Italy, 5.00%, 10/15/07	1,518,000	2,159
Republic of Italy, 5.25%, 8/1/17	205,000	308
Republic of Italy, 6.00%, 5/1/31	382,000	628
		3,095
Total Italy (Cost $3,374)		3,557
JAMAICA 0.4%
Government Bonds 0.4%
Government of Jamaica, 10.625%, 6/20/17 (USD)	214,000	256
Total Jamaica (Cost $258)		256
JAPAN 21.2%
Corporate Bonds 0.1%
Sumitomo Mitsui Banking, 4.375%, 7/29/49 (EUR)	50,000	62
		62
Government Bonds 21.1%
Government of Japan, 0.80%, 3/20/13	153,200,000	1,301
Government of Japan, 1.10%, 9/10/16	123,552,400	1,065
Government of Japan, 1.10%, 12/10/16	26,892,000	231
Government of Japan, 1.20%, 3/10/17	117,582,300	1,019
Government of Japan, 1.30%, 12/20/13	15,000,000	130
Government of Japan, 1.30%, 3/20/15	54,200,000	467
Government of Japan, 1.40%, 3/20/12	103,100,000	907
Government of Japan, 1.40%, 12/20/15	150,000,000	1,295
Government of Japan, 1.50%, 6/20/12	247,800,000	2,188
Government of Japan, 1.50%, 3/20/14	111,800,000	982
Government of Japan, 1.70%, 9/20/16	300,800,000	2,646
Government of Japan, 1.90%, 3/20/25	155,400,000	1,318
Government of Japan, 2.00%, 3/21/22	106,100,000	930
Government of Japan, 2.00%, 12/20/33	8,700,000	70
Government of Japan, 2.40%, 3/20/34	45,650,000	398
		14,947
Total Japan (Cost $14,133)		15,009
JERSEY 0.2%
Corporate Bonds 0.2%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	80,000	162
Total Jersey (Cost $157)		162
LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Arcelor Finance, 4.625%, 11/7/14	30,000	40
Total Luxembourg (Cost $39)		40
MALAYSIA 1.4%
Government Bonds 1.4%
Government of Malaysia, 3.718%, 6/15/12	2,834,000	836
Government of Malaysia, 3.756%, 4/28/11	642,000	189
Total Malaysia (Cost $1,013)		1,025
MEXICO 4.6%
Corporate Bonds 0.1%
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	55,000	82
		82
Government Bonds 4.5%
United Mexican States, 8.00%, 12/17/15	21,202,000	1,965
United Mexican States, 9.00%, 12/20/12	12,040,000	1,189
		3,154
Total Mexico (Cost $3,226)		3,236
NETHERLANDS 4.7%
Corporate Bonds 1.4%
Bank Nederlandse Gemeenten, 4.625%, 9/13/12	470,000	673
Cemex Finance, 4.75%, 3/5/14	50,000	67
ING Bank, 5.50%, 1/4/12	40,000	58
RWE Finance, 6.375%, 6/3/13 (GBP)	80,000	165
		963
Government Bonds 3.3%
Government of Netherlands, 3.00%, 1/15/10	725,000	1,006
Government of Netherlands, 5.50%, 1/15/28	863,000	1,365
		2,371
Total Netherlands (Cost $3,147)		3,334
POLAND 1.7%
Government Bonds 1.7%
Government of Poland, 5.25%, 10/25/17	2,105,000	767
Government of Poland, 6.25%, 10/24/15	1,172,000	456
Total Poland (Cost $1,171)		1,223
RUSSIA 0.5%
Corporate Bonds 0.1%
Gaz Capital, 4.56%, 12/9/12 (EUR)	70,000	93
		93
Government Bonds 0.4%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	223,741	251
		251
Total Russia (Cost $341)		344
SERBIA 0.7%
Government Bonds 0.7%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	540,000	511
Total Serbia (Cost $516)		511
SOUTH AFRICA 0.6%
Government Bonds 0.6%
Republic of South Africa, 13.00%, 8/31/10	2,650,000	424
Total South Africa (Cost $415)		424
SPAIN 4.2%
Corporate Bonds 1.0%
Instituto de Credito Oficial, 5.50%, 3/8/11 (AUD)	752,000	639
Telefonica Europe, 5.125%, 2/14/13	55,000	78
		717
Government Bonds 3.2%
Kingdom of Spain, 4.00%, 1/31/10	486,000	690
Kingdom of Spain, 4.40%, 1/31/15	410,000	584
Kingdom of Spain, 5.75%, 7/30/32	587,000	964
		2,238
Total Spain (Cost $2,763)		2,955
SUPRANATIONAL 2.1%
Corporate Bonds 2.1%
European Investment Bank, 4.75%, 10/15/17 (EUR)	490,000	709
European Investment Bank, 8.00%, 10/21/13 (ZAR)	625,000	85
European Investment Bank, 8.75%, 8/25/17 (GBP)	173,000	441
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	307,000	287
Total Supranational (Cost $1,455)		1,522
SWEDEN 0.8%
Government Bonds 0.8%
Kingdom of Sweden, 5.00%, 12/1/20	885,000	146
Kingdom of Sweden, 5.25%, 3/15/11	2,420,000	386
Total Sweden (Cost $498)		532
SWITZERLAND 0.3%
Corporate Bonds 0.3%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	45,000	67
UBS AG (Jersey Branch), 4.50%, 9/16/19 (EUR)	70,000	96
Xstrata Finance Canada, 5.25%, 6/13/17 (EUR)	50,000	68
Total Switzerland (Cost $220)		231
TURKEY 3.3%
Government Bonds 3.3%
Republic of Turkey, 14.00%, 1/19/11	1,777,000	1,389
Republic of Turkey, 16.00%, 3/7/12	1,156,000	965
Total Turkey (Cost $2,121)		2,354
UNITED KINGDOM 5.7%
Corporate Bonds 1.4%
Barclays, 5.75%, 3/8/11 (EUR)	40,000	58
British Telecommunications, STEP, 8.00%, 12/7/16	70,000	159
HBOS, 4.375%, 10/30/19 (EUR)	50,000	66
HSBC Bank, 4.25%, 3/18/16 (EUR)	45,000	62
HSBC Holdings, 9.875%, 4/8/18	70,000	165
Nationwide Building Society, 3.375%, 8/17/15 (EUR)	55,000	74
Rentokil Initial, 4.625%, 3/27/14 (EUR)	50,000	68
Rolls Royce, 4.50%, 3/16/11 (EUR)	25,000	35
Royal Bank of Scotland, 6.00%, 5/10/13 (EUR)	40,000	59
Royal Bank of Scotland, STEP, 6.00%, 6/29/49	80,000	157
Standard Chartered Bank, 3.625%, 2/3/17 (EUR)	60,000	79
		982
Government Bonds 4.3%
United Kingdom Treasury, 4.25%, 6/7/32	1,128,000	2,159
United Kingdom Treasury, 4.75%, 6/7/10	200,000	405
United Kingdom Treasury, 5.75%, 12/7/09	123,000	255
United Kingdom Treasury, 8.75%, 8/25/17	100,000	262
		3,081
Total United Kingdom (Cost $3,930)		4,063
UNITED STATES 1.9%
Corporate Bonds 1.9%
AIG SunAmerica, 5.625%, 2/1/12 (GBP)	80,000	160
Allstate Life Funding, 6.375%, 1/17/11 (GBP)	80,000	164
American International Group, 4.875%, 3/15/67 (EUR)	100,000	132
Bank of America, 4.625%, 2/18/14 (EUR)	40,000	55
Citigroup, 4.75%, 2/10/19 (EUR)	30,000	41
GE Capital, 4.625%, 9/15/66 (EUR)	65,000	86
Goldman Sachs, 3.75%, 2/4/13 (EUR)	50,000	66
JPMorgan Chase, FRN, 4.375%, 11/12/19 (EUR)	50,000	66
Lehman Brothers, 4.625%, 3/14/19 (EUR)	50,000	65
Mellon Funding, 6.375%, 11/8/11 (GBP)	80,000	165
Merrill Lynch, 4.625%, 10/2/13 (EUR)	45,000	62
New York Life Global Funding, 4.375%, 1/19/17 (EUR)	50,000	67
Wachovia, 4.375%, 8/1/16 (EUR)	50,000	66
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	90,000	174
Total United States (Cost $1,330)		1,369
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Reserve Investment Fund, 5.46% (1)(2)	2,234,114	2,234
Total Short-Term Investments (Cost $2,234)		2,234
Total Investments in Securities
101.5% of Net Assets (Cost $68,785)		$71,988

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Affiliated company - see Note 4.
(2)	Seven-day yield
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

SWAPS 0.0%
Credit Default Swaps 0.0%
France 0.0%
Barclays, Protection Bought (Relevant Credit: Cie de Saint-
Gobain, 5.00%, 4/25/14), Pay 0.34%, Receive upon credit
default, 9/20/12	(50,000)	—
		—
Greece 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Hellenic
Telecommunications, 5.00%, 8/5/13), Pay 0.46%, Receive
upon credit default, 12/20/12	(50,000)	—
		—
Netherlands 0.0%
Barclays, Protection Sold (Relevant Credit: HeidelbergCement
4.75%, 4/9/09), Receive 0.65%, Pay upon credit
default, 9/20/12	50,000	—
		—
Supranational 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: ITRAXX Series
7), Receive 0.30%, Pay upon credit default, 6/20/12 (EUR)	50,000	—
		—
Switzerland 0.0%
Barclays, Protection Bought (Relevant Credit: Holcim Finance
4.375%, 6/23/10), Pay 0.33%, Receive upon credit
default, 9/20/12 (EUR)	(50,000)	—
		—
United Kingdom 0.0%
ABN, Protection Bought (Relevant Credit: Kelda Group
6.625%, 4/17/31), Pay 0.23%, Receive upon credit default
9/20/12 (EUR)	(50,000)	—
ABN, Protection Bought (Relevant Credit: United Utilities
6.875%, 8/15/28), Pay 0.30%, Receive upon credit default
9/20/12 (EUR)	(50,000)	—
		—

Total Credit Default Swaps		—

Interest Rate Swaps 0.0%
South Korea 0.0%
Barclays, 5 Year Interest Rate Swap, Receive Fixed 5.205%, Pay
Variable 5.04%, 6/21/12	721,000,000	(6)
Barclays, 5 Year Interest Rate Swap, Receive Fixed 5.28%, Pay
Variable 5.04%, 6/25/12	400,000,000	(3)
Total Interest Rate Swaps		(9)

Total Swaps (Premium Paid/Received $0)		(9)

Open Forward Currency Exchange Contracts at September 30, 2007 were as follows:
($ 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	11/23/07	USD	459	BRL	878	$(16)
Citibank	11/23/07	USD	240	BRL	460	(9)
CS First Boston	11/21/07	MYR	1,211	USD	353	3
JPMorgan Chase	10/23/07	IDR	92,200	USD	10	0
JPMorgan Chase	10/23/07	USD	10	IDR	92,200	0
JPMorgan Chase	11/21/07	AUD	121	USD	100	7
JPMorgan Chase	11/21/07	BRL	420	USD	224	3
JPMorgan Chase	11/21/07	CAD	884	USD	839	49
JPMorgan Chase	11/21/07	DKK	2,027	USD	372	15
JPMorgan Chase	11/21/07	EUR	2,384	USD	3,317	76
JPMorgan Chase	11/21/07	GBP	558	USD	1,106	30
JPMorgan Chase	11/21/07	INR	42,025	USD	1,009	45
JPMorgan Chase	11/21/07	JPY	683,279	USD	6,025	(41)
JPMorgan Chase	11/21/07	KRW	1,409,305	USD	1,501	42
JPMorgan Chase	11/21/07	MXN	331	USD	30	0
JPMorgan Chase	11/21/07	MYR	788	USD	227	5
JPMorgan Chase	11/21/07	NOK	830	USD	140	13
JPMorgan Chase	11/21/07	PLN	2,607	EUR	692	(1)
JPMorgan Chase	11/21/07	PLN	4,772	USD	1,726	75
JPMorgan Chase	11/21/07	SEK	20,965	EUR	2,240	27
JPMorgan Chase	11/21/07	SEK	1,687	USD	244	17
JPMorgan Chase	11/21/07	SGD	1,840	USD	1,210	34
JPMorgan Chase	11/21/07	TWD	33,757	USD	1,032	9
JPMorgan Chase	11/21/07	USD	43	AUD	53	(4)
JPMorgan Chase	11/21/07	USD	918	BRL	1,847	(82)
JPMorgan Chase	11/21/07	USD	1,415	EUR	1,023	(41)
JPMorgan Chase	11/21/07	USD	476	GBP	236	(5)
JPMorgan Chase	11/21/07	USD	347	INR	13,883	(8)
JPMorgan Chase	11/21/07	USD	2,156	MXN	23,983	(30)
JPMorgan Chase	11/21/07	USD	134	PLN	374	(6)
JPMorgan Chase	11/21/07	USD	64	SEK	417	(1)
JPMorgan Chase	11/21/07	USD	1,784	TRY	2,476	(225)
JPMorgan Chase	11/21/07	USD	563	TWD	18,379	(4)
JPMorgan Chase	11/21/07	USD	229	ZAR	1,723	(19)
JPMorgan Chase	11/21/07	ZAR	172	USD	24	1
JPMorgan Chase	11/23/07	IDR	9,568,756	USD	1,070	(28)
JPMorgan Chase	11/23/07	USD	459	BRL	898	(28)
JPMorgan Chase	11/23/07	USD	342	IDR	3,127,590	2
JPMorgan Chase	11/21/08	USD	40	DKK	218	(2)
State Street Bank	11/21/07	USD	369	JPY	42,354	(2)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(99)

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 12 Canada Treasury ten year contracts,
$11 pledged as initial margin	12/07	$(1,350)	$(10)
Short, 7 Bundesrepublic ten year contracts,
$6 pledged as initial margin	12/07	(788)	4
Short, 3 U.S. Treasury two year contracts,
$3 pledged as initial margin	12/07	(621)	(2)
Short, 5 U.S. Treasury ten year contracts,
$5 pledged as initial margin	12/07	(546)	(1)
Net payments (receipts) of variation
margin to date			(171)
Variation margin receivable (payable)
on open futures contracts			$(180)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional International Bond Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide current income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates and/or currency values.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $68,785,000. Net unrealized gain aggregated $3,136,000 at period-end, of which $3,799,000 related to appreciated investments and $663,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the four months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $83,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007 was $2,234,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007